Subsequent Events (Details) - Major business combination - Lexicon Digital Pty Ltd and Lexicon Consolidated Holdings Pty £ in Millions	Oct. 06, 2022 GBP (£) employee
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred	£ 55.0
Initial cash consideration	30.9
Equity interests of acquirer	11.5
Fair value of deferred consideration	£ 1.4
Contingent consideration payment period	24 months
Fair value of contingent consideration	£ 11.2
Australia | Lexicon
Disclosure of non-adjusting events after reporting period [line items]
Number of employees | employee	127